Financial Assets and Liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands		9 Months Ended
	Nov. 19, 2021	Mar. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Warrants fair value at grant date - November 19, 2021	$ 8,081	$ 5,000
Remeasurement of warrant liability		(3,048)
Closing Balance		$ 5,033